Income Taxes (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Income Taxes Details LineItems [Line Items]
Federal net operating loss	$ 231.7
State net operating loss	$ 202.7
Deduction percentage	80.00%
Federal NOL generated before the 2018 tax year	$ 134.9
State NOL generated before the 2018 tax year	120.0
U.S. federal [Member]
Income Taxes Details LineItems [Line Items]
Federal net operating loss	96.8
Federal Tax credits available	6.7
U.S State [Member]
Income Taxes Details LineItems [Line Items]
State net operating loss	82.7
State Tax credits available	$ 0.1